Schedule of Investments Carbon Transition & Infrastructure ETF^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 97.2%
Building Products 1.9%
7,667	Johnson Controls International PLC	$457,720
Chemicals 8.1%
3,524	Linde PLC	1,246,298
2,706	Sika AG	738,040
		1,984,338
Commercial Services & Supplies 2.0%
3,690	Waste Connections, Inc.	504,286
Construction & Engineering 2.5%
3,407	Quanta Services, Inc.	605,015
Construction Materials 2.4%
12,603	CRH PLC	596,686
Electric Utilities 16.9%
4,059	Acciona SA	656,440
7,748	Constellation Energy Corp.	650,987
4,592	Duke Energy Corp.	410,020
7,871	Exelon Corp.	312,085
53,012	Iberdrola SA	645,976
15,222	NextEra Energy, Inc.	1,118,208
4,141	Orsted AS(a)	362,586
		4,156,302
Electrical Equipment 25.3%
27,511	ABB Ltd.	1,004,684
1,357	Accelleron Industries AG	32,720
50,797	Ballard Power Systems, Inc.*(b)	212,917
4,961	Eaton Corp. PLC	872,640
1,107	Generac Holdings, Inc.*	120,574
2,706	Hubbell, Inc.	764,337
29,356	Nordex SE*	354,108
12,465	Plug Power, Inc.*	103,709
4,510	Schneider Electric SE	777,778
42,711	Siemens Gamesa Renewable Energy SA*	824,051
16,564	Sunrun, Inc.*(b)	292,189
29,477	Vestas Wind Systems AS*	839,208
		6,198,915
Electronic Equipment, Instruments & Components 2.7%
9,635	Itron, Inc.*	652,579
Independent Power and Renewable Electricity Producers 9.3%
14,719	Atlantica Sustainable Infrastructure PLC	355,758
Number of Shares		Value
Independent Power and Renewable Electricity Producers – cont'd
10,905	NextEra Energy Partners LP(b)	$653,428
6,437	Ormat Technologies, Inc.	547,789
40,761	Sunnova Energy International, Inc.*(b)	719,839
		2,276,814
Machinery 0.7%
1,476	Chart Industries, Inc.*	161,961
Multi-Utilities 7.7%
16,646	CenterPoint Energy, Inc.	469,584
5,986	Dominion Energy, Inc.	300,976
50,143	National Grid PLC(b)	689,872
3,072	Sempra Energy	440,924
		1,901,356
Oil, Gas & Consumable Fuels 5.8%
5,453	Cheniere Energy, Inc.	762,166
4,715	DT Midstream, Inc.	214,344
15,211	Williams Cos., Inc.	435,947
		1,412,457
Professional Services 3.5%
10,947	Arcadis NV	443,945
3,690	Jacobs Solutions, Inc.	404,424
		848,369
Semiconductors & Semiconductor Equipment 8.4%
17,874	Canadian Solar, Inc.*(b)	747,133
3,204	Enphase Energy, Inc.*	557,112
3,719	First Solar, Inc.*	754,808
		2,059,053
Total Common Stocks (Cost $24,986,356)		23,815,851

Short-Term Investments 9.2%
Investment Companies 9.2%
659,049	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.02%(c)	659,049
1,599,817	State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c)(d)	1,599,817
Total Short-Term Investments (Cost $2,258,866)		2,258,866
Total Investments 106.4% (Cost $27,245,222)		26,074,717
Liabilities Less Other Assets (6.4)%		(1,563,021)
Net Assets 100.0%		$24,511,696

See Notes to Schedule of Investments

Schedule of Investments Carbon Transition & Infrastructure ETF^ (Unaudited)  (cont’d)
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2023 amounted to $362,586, which represents 1.5% of net assets of the Fund.

(b)
All or a portion of this security is on loan at May 31, 2023. Total value of all such securities at May 31,
2023 amounted to $2,253,934, collateralized by cash collateral of $1,599,817 and non-cash (U.S. Treasury
Securities) collateral of $731,446 for the Fund.

(c)	Represents 7-day effective yield as of May 31, 2023.
(d)	Represents investment of cash collateral received from securities lending.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$15,311,727	62.5%
Spain	2,482,225	10.1%
Switzerland	1,775,444	7.3%
Denmark	1,201,794	4.9%
Canada	960,050	3.9%
United Kingdom	689,872	2.8%
Ireland	596,686	2.4%
Netherlands	443,945	1.8%
Germany	354,108	1.5%
Short-Term Investments and Other Liabilities—Net	695,845	2.8%
	$24,511,696	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$23,815,851	$—	$—	$23,815,851
Short-Term Investments	—	2,258,866	—	2,258,866
Total Investments	$23,815,851	$2,258,866	$—	$26,074,717

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)
May 31, 2023

Principal Amount		Value
U.S. Treasury Obligations 11.5%
	U.S. Treasury Bills
$6,000,000	4.66%, due 7/11/2023	$5,966,767 (a)
10,000,000	4.96%, due 7/20/2023	9,930,992 (a)
14,000,000	4.78%, due 8/1/2023	13,879,135 (a)
Total U.S. Treasury Obligations (Cost $29,788,157)		29,776,894
Number of Shares

U.S. Government Agency Securities 1.4%
Foreign Government 1.4%
3,560,000	Federal Home Loan Bank, 5.55%, due 4/5/2024 (Cost $3,557,872)	3,559,374
Principal Amount
Asset-Backed Securities 14.7%
879,617	Ally Auto Receivables Trust, Series 2022-1, Class A2, 2.67%, due 4/15/2025	873,256
1,031,000	BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27%, due 2/25/2025	1,027,011
	Capital One Prime Auto Receivables Trust
130,822	Series 2021-1, Class A2, 0.32%, due 2/18/2025	130,335
2,109,315	Series 2022-1, Class A2, 2.71%, due 6/16/2025	2,082,024
1,821,000	Series 2023-1, Class A2, 5.20%, due 5/15/2026	1,812,017
133,446	CNH Equipment Trust, Series 2021-C, Class A2, 0.33%, due 1/15/2025	132,743
454,000	Dell Equipment Finance Trust, Series 2023-1, Class A2, 5.65%, due 9/22/2028	452,463 (b)
340,000	DLLAD LLC, Series 2023-1A, Class A2, 5.19%, due 4/20/2026	337,187 (b)
40,729	DLLMT LLC, Series 2021-1A, Class A2, 0.60%, due 3/20/2024	40,618 (b)
243,049	DLLST LLC, Series 2022-1A, Class A2, 2.79%, due 1/22/2024	241,948 (b)
809,130	Ford Credit Auto Lease Trust, Series 2022-A, Class A2A, 2.78%, due 10/15/2024	804,992
	Ford Credit Auto Owner Trust
302,656	Series 2022-A, Class A2, 0.73%, due 9/15/2024	301,040
1,709,065	Series 2022-B, Class A2A, 3.44%, due 2/15/2025	1,695,423
858,000	Series 2023-A, Class A2A, 5.14%, due 3/15/2026	854,286
	GM Financial Automobile Leasing Trust
619,475	Series 2022-2, Class A2, 2.93%, due 10/21/2024	613,723
1,683,000	Series 2023-1, Class A2A, 5.27%, due 6/20/2025	1,676,155
	GM Financial Consumer Automobile Receivables Trust
163,212	Series 2021-4, Class A2, 0.28%, due 11/18/2024	162,703
147,814	Series 2022-1, Class A2, 0.76%, due 2/18/2025	146,761
427,758	Series 2022-2, Class A2, 2.52%, due 5/16/2025	423,012
1,560,298	Series 2022-3, Class A2A, 3.50%, due 9/16/2025	1,543,148
368,000	Series 2023-2, Class A2A, 5.10%, due 5/18/2026	366,281
185,287	Harley-Davidson Motorcycle Trust, Series 2022-A, Class A2A, 2.45%, due 5/15/2025	184,116
	Honda Auto Receivables Owner Trust
246,171	Series 2021-4, Class A2, 0.39%, due 5/21/2024	245,042
2,870,000	Series 2023-2, Class A2, 5.41%, due 4/15/2026	2,874,621
432,666	HPEFS Equipment Trust, Series 2022-1A, Class A2, 1.02%, due 5/21/2029	429,265 (b)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
	Hyundai Auto Lease Securitization Trust
$233,832	Series 2022-B, Class A2A, 2.75%, due 10/15/2024	$231,789 (b)
715,000	Series 2023-A, Class A2A, 5.20%, due 4/15/2025	711,835 (b)
	Hyundai Auto Receivables Trust
131,566	Series 2021-C, Class A2A, 0.36%, due 10/15/2024	131,072
836,889	Series 2022-A, Class A2A, 1.81%, due 2/18/2025	828,279
1,448,000	Series 2023-A, Class A2A, 5.19%, due 12/15/2025	1,442,103
	Kubota Credit Owner Trust
750,649	Series 2022-1A, Class A2, 2.34%, due 4/15/2025	738,755 (b)
502,000	Series 2023-1A, Class A2, 5.40%, due 2/17/2026	498,923 (b)
1,356,520	Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A2, 5.26%, due 10/15/2025	1,352,780
718,033	MMAF Equipment Finance LLC, Series 2022-A, Class A2, 2.77%, due 2/13/2025	707,015 (b)
1,239	Nelnet Student Loan Trust, Series 2019-7A, Class A1, (1 mo. USD LIBOR + 0.50%), 5.64%, due 1/25/2068	1,239 (b)(c)
597,578	Nissan Auto Lease Trust, Series 2022-A, Class A2A, 3.45%, due 8/15/2024	594,536
	Nissan Auto Receivables Owner Trust
817,752	Series 2022-B, Class A2, 4.50%, due 8/15/2025	811,409
2,661,000	Series 2023-A, Class A2A, 5.34%, due 2/17/2026	2,654,061
	Santander Retail Auto Lease Trust
385,475	Series 2022-A, Class A2, 0.97%, due 3/20/2025	379,814 (b)
474,638	Series 2022-B, Class A2, 2.84%, due 5/20/2025	467,692 (b)
	Toyota Auto Receivables Owner Trust
399,067	Series 2022-A, Class A2, 0.74%, due 10/15/2024	396,038
381,856	Series 2022-B, Class A2A, 2.35%, due 1/15/2025	378,603
750,000	Series 2023-A, Class A2, 5.05%, due 1/15/2026	746,565
253,920	Toyota Lease Owner Trust, Series 2022-A, Class A2, 1.73%, due 7/22/2024	251,717 (b)
1,138,000	Verizon Master Trust, Series 2022-7, Class A1B, (30 day USD SOFR Average + 0.85%), 5.76%, due 11/22/2027	1,141,460 (c)
281,339	Verizon Owner Trust, Series 2020-B, Class A, 0.47%, due 2/20/2025	278,797
	World Omni Auto Receivables Trust
599,894	Series 2022-A, Class A2, 1.15%, due 4/15/2025	595,014
580,539	Series 2022-B, Class A2A, 2.77%, due 10/15/2025	573,443
422,279	Series 2022-D, Class A2A, 5.51%, due 3/16/2026	421,389
1,576,000	Series 2023-A, Class A2A, 5.18%, due 7/15/2026	1,569,213
754,129	World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A2, 2.63%, due 10/15/2024	746,898
Total Asset-Backed Securities (Cost $38,322,555)		38,100,609

Corporate Bonds 54.2%
Auto Manufacturers 4.1%
1,644,000	Mercedes-Benz Finance North America LLC, (Secured Overnight Financing Rate + 0.93%), 5.91%, due 3/30/2025	1,649,830 (b)(c)
	Toyota Motor Credit Corp.
2,875,000	(Secured Overnight Financing Rate Index + 0.65%), 5.64%, due 12/29/2023	2,878,162 (c)
2,405,000	(Secured Overnight Financing Rate + 0.62%), 5.58%, due 3/22/2024	2,406,803 (c)
3,580,000	Volkswagen Group of America Finance LLC, (Secured Overnight Financing Rate + 0.95%), 5.81%, due 6/7/2024	3,588,827 (b)(c)
		10,523,622
Banks 15.5%
5,715,000	Bank of America Corp., (Secured Overnight Financing Rate + 1.10%), 6.15%, due 4/25/2025	5,732,398 (c)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
$925,000	Citibank NA, 3.65%, due 1/23/2024	$913,915
Citigroup, Inc.
945,000	(Secured Overnight Financing Rate + 1.37%), 6.46%, due 5/24/2025	949,248 (c)
685,000	(Secured Overnight Financing Rate + 1.53%), 6.48%, due 3/17/2026	691,653 (c)
6,187,000	Goldman Sachs Group, Inc., (3 mo. USD LIBOR + 1.60%), 7.06%, due 11/29/2023	6,206,618 (c)
6,005,000	JPMorgan Chase & Co., (Secured Overnight Financing Rate + 0.58%), 5.54%, due 6/23/2025	5,978,374 (c)
Morgan Stanley
215,000	(Secured Overnight Financing Rate + 0.47%), 5.56%, due 11/10/2023	214,942 (c)
5,484,000	(Secured Overnight Financing Rate + 0.63%), 5.69%, due 1/24/2025	5,458,456 (c)
4,670,000	Royal Bank of Canada, (Secured Overnight Financing Rate Index + 0.44%), 5.49%, due 1/21/2025	4,637,762 (c)
2,460,000	Truist Bank, (Secured Overnight Financing Rate + 0.20%), 5.23%, due 1/17/2024	2,430,425 (c)
1,015,000	Truist Financial Corp., (Secured Overnight Financing Rate + 0.40%), 5.29%, due 6/9/2025	978,595 (c)
5,875,000	Wells Fargo & Co., 3.75%, due 1/24/2024	5,809,082
40,001,468
Biotechnology 1.3%
3,285,000	Amgen, Inc., 3.63%, due 5/22/2024	3,223,410
Diversified Financial Services 4.0%
American Express Co.
995,000	(Secured Overnight Financing Rate Index + 0.23%), 5.31%, due 11/3/2023	994,270 (c)
5,104,000	(Secured Overnight Financing Rate + 0.93%), 5.79%, due 3/4/2025	5,117,674 (c)
Capital One Financial Corp.
3,130,000	(Secured Overnight Financing Rate + 0.69%), 5.57%, due 12/6/2024	3,060,573 (c)
1,175,000	(Secured Overnight Financing Rate + 1.35%), 6.44%, due 5/9/2025	1,156,423 (c)
10,328,940
Electric 4.1%
1,855,000	Duke Energy Corp., (Secured Overnight Financing Rate + 0.25%), 5.14%, due 6/10/2023	1,854,880 (c)
985,000	Mississippi Power Co., Series A, (Secured Overnight Financing Rate + 0.30%), 5.28%, due 6/28/2024	977,259 (c)
National Rural Utilities Cooperative Finance Corp.
1,040,000	Series D, (Secured Overnight Financing Rate + 0.40%), 5.49%, due 8/7/2023	1,039,652 (c)
2,220,000	Series D, (Secured Overnight Financing Rate + 0.33%), 5.36%, due 10/18/2024	2,197,846 (c)
4,500,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.40%), 5.48%, due 11/3/2023	4,498,188 (c)
10,567,825
Entertainment 1.2%
3,110,000	Warnermedia Holdings, Inc., (Secured Overnight Financing Rate Index + 1.78%), 6.70%, due 3/15/2024	3,121,387 (c)
Healthcare - Products 2.7%
Baxter International, Inc.
2,500,000	(Secured Overnight Financing Rate Index + 0.26%), 5.35%, due 12/1/2023	2,488,567 (c)
2,825,000	(Secured Overnight Financing Rate Index + 0.44%), 5.53%, due 11/29/2024	2,794,446 (c)
1,755,000	Thermo Fisher Scientific, Inc., (Secured Overnight Financing Rate Index + 0.39%), 5.42%, due 10/18/2023	1,753,250 (c)
7,036,263
Insurance 1.2%
3,091,000	Protective Life Global Funding, (Secured Overnight Financing Rate + 0.98%), 5.96%, due 3/28/2025	3,081,325 (b)(c)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Machinery - Construction & Mining 1.2%
$3,112,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.27%), 5.17%, due 9/13/2024	$3,106,560 (c)
Machinery - Diversified 2.1%
	John Deere Capital Corp.
1,522,000	(Secured Overnight Financing Rate + 0.20%), 5.20%, due 10/11/2024	1,516,012 (c)
3,798,000	(Secured Overnight Financing Rate + 0.56%), 5.41%, due 3/7/2025	3,783,291 (c)
		5,299,303
Miscellaneous Manufacturer 1.7%
4,470,000	Siemens Financieringsmaatschappij NV, (Secured Overnight Financing Rate + 0.43%), 5.33%, due 3/11/2024	4,476,801 (b)(c)
Oil & Gas 1.6%
4,115,000	Shell International Finance BV, (3 mo. USD LIBOR + 0.40%), 5.72%, due 11/13/2023	4,124,543 (c)
Pipelines 5.0%
4,398,000	Enbridge, Inc., (Secured Overnight Financing Rate Index + 0.63%), 5.72%, due 2/16/2024	4,390,884 (c)
5,685,000	Enterprise Products Operating LLC, 3.90%, due 2/15/2024	5,614,023
2,969,000	Kinder Morgan, Inc., 5.63%, due 11/15/2023	2,962,550 (b)
		12,967,457
Real Estate Investment Trusts 1.7%
	Simon Property Group LP
1,080,000	2.75%, due 6/1/2023	1,080,000
3,380,000	3.75%, due 2/1/2024	3,334,957
		4,414,957
Retail 1.6%
3,005,000	Starbucks Corp., (Secured Overnight Financing Rate Index + 0.42%), 5.51%, due 2/14/2024	3,005,060 (c)
1,150,000	Walmart, Inc., 3.40%, due 6/26/2023	1,148,444
		4,153,504
Semiconductors 1.5%
2,462,000	Analog Devices, Inc., (Secured Overnight Financing Rate + 0.25%), 5.24%, due 10/1/2024	2,442,944 (c)
1,365,000	NVIDIA Corp., 0.31%, due 6/15/2023	1,362,539
		3,805,483
Telecommunications 3.4%
5,763,000	AT&T, Inc., (Secured Overnight Financing Rate Index + 0.64%), 5.61%, due 3/25/2024	5,763,004 (c)
3,103,000	Verizon Communications, Inc., (Secured Overnight Financing Rate Index + 0.50%), 5.46%, due 3/22/2024	3,100,506 (c)
		8,863,510
Transportation 0.3%
835,000	Union Pacific Corp., 3.50%, due 6/8/2023	834,630
Total Corporate Bonds (Cost $140,170,734)		139,930,988

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 12.7%
Commercial Paper 1.3%
3,480,000	Johnson & Johnson, 4.80%, due 7/6/2023	$3,462,426 (a)
Investment Companies 11.4%
29,436,155	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.02%(d)	29,436,155
Total Short-Term Investments (Cost $32,899,915)		32,898,581
Total Investments 94.5% (Cost $244,739,233)		244,266,446
Other Assets Less Liabilities 5.5%		14,150,852 (e)
Net Assets 100.0%		$258,417,298

(a)	Rate shown was the discount rate at the date of purchase.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2023, these securities amounted to $21,249,593, which represents 8.2% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of May 31, 2023 and changes periodically.
(d)	Represents 7-day effective yield as of May 31, 2023.
(e)	Includes the impact of the Fund's open positions in derivatives at May 31, 2023.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At May 31, 2023, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2023	163	Lead	$8,233,619	$(444,406)
6/2023	36	Nickel	4,422,168	(1,568,215)
6/2023	175	Zinc	9,798,906	(4,189,379)
7/2023	162	Lead	8,156,700	(424,605)
7/2023	39	Nickel	4,796,532	(1,514,692)
7/2023	113	Platinum	5,644,350	64,002
7/2023	102	Silver	12,029,370	(845,284)
7/2023	341	Soybean Meal	13,414,940	(1,977,864)
7/2023	197	Zinc	11,050,469	(4,191,419)
8/2023	280	Brent Crude Oil	20,216,000	140,325
8/2023	153	Cattle Feeder	10,261,710	453,191
8/2023	161	Gold 100 Oz.	31,911,810	(1,162,420)
8/2023	128	Lead	6,436,800	(387,200)
8/2023	56	Nickel	6,906,144	(1,368,841)
8/2023	224	Zinc	12,586,000	(4,201,523)
9/2023	187	Cocoa	5,645,530	258,457
9/2023	54	Coffee'c'	3,560,963	74,016
9/2023	305	Natural Gas	7,557,900	(1,796,620)
9/2023	55	Nickel	6,810,210	(1,550,661)
9/2023	12	Palladium	1,630,800	(85,228)
9/2023	167	Primary Aluminum	9,412,454	(1,604,631)
9/2023	164	RBOB Gasoline	14,603,938	461,606
9/2023	208	Sugar 11	5,763,430	676,967
9/2023	297	Wheat	11,660,962	(954,438)
9/2023	308	WTI Crude	20,919,360	54,013
9/2023	222	Zinc	12,490,275	(3,107,244)
11/2023	51	Cattle Feeder	6,226,463	373,386
11/2023	129	New York Harbor ULSD	12,292,900	57,756
11/2023	149	Soybean	8,541,425	(1,601,741)
12/2023	132	Copper	12,120,900	(1,011,078)
12/2023	884	Corn	23,061,350	(2,938,033)
12/2023	116	Cotton No.2	4,609,260	(269,665)
12/2023	224	Lean Hogs	6,498,240	(474,352)
12/2023	103	Low Sulphur Gasoil	6,754,225	107,719
12/2023	135	Primary Aluminum	7,722,000	(498,150)
12/2023	163	Soybean Oil	4,513,470	(768,787)
12/2023	137	Wheat	4,293,238	(1,081,885)
12/2023	175	Zinc	9,867,812	(1,616,965)
Total Long Positions			$372,422,623	$(38,913,888)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2023	163	Lead	$(8,233,619)	$375,613
6/2023	36	Nickel	(4,422,168)	1,478,221
6/2023	175	Zinc	(9,798,906)	3,758,697
7/2023	162	Lead	(8,156,700)	477,625
7/2023	39	Nickel	(4,796,532)	920,992
7/2023	197	Zinc	(11,050,469)	3,783,044
8/2023	56	Nickel	(6,906,144)	1,566,481
8/2023	224	Zinc	(12,586,000)	3,160,195
9/2023	3	Nickel	(371,466)	38,565
9/2023	167	Primary Aluminum	(9,412,454)	617,675
9/2023	222	Zinc	(12,490,275)	2,017,717
12/2023	5	Primary Aluminum	(286,000)	9,685
12/2023	3	Zinc	(169,163)	27,125
Total Short Positions			$(88,679,896)	$18,231,635
Total Futures				$(20,682,253)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$29,776,894	$—	$29,776,894
U.S. Government Agency Securities	—	3,559,374	—	3,559,374
Asset-Backed Securities	—	38,100,609	—	38,100,609
Corporate Bonds#	—	139,930,988	—	139,930,988
Short-Term Investments	—	32,898,581	—	32,898,581
Total Investments	$—	$244,266,446	$—	$244,266,446

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$20,953,073	$—	$—	$20,953,073
Liabilities	(41,635,326)	—	—	(41,635,326)
Total	$(20,682,253)	$—	$—	$(20,682,253)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 96.7%
Aerospace & Defense 3.1%
291	TransDigm Group, Inc.	$225,132
Automobile Components 2.0%
3,230	Mobileye Global, Inc. Class A*	143,961
Automobiles 1.4%
493	Tesla, Inc.*	100,537
Biotechnology 1.6%
3,282	Arrowhead Pharmaceuticals, Inc.*	112,934
Broadline Retail 4.6%
1,787	Amazon.com, Inc.*	215,476
1,393	Etsy, Inc.*	112,903
		328,379
Capital Markets 3.6%
3,889	Tradeweb Markets, Inc. Class A	260,369
Electronic Equipment, Instruments & Components 6.2%
1,515	Keysight Technologies, Inc.*	245,127
774	Zebra Technologies Corp. Class A*	203,229
		448,356
Ground Transportation 3.8%
7,159	Uber Technologies, Inc.*	271,541
Health Care Equipment & Supplies 21.3%
3,586	Axonics, Inc.*	173,527
2,350	Dexcom, Inc.*	275,561
2,914	Edwards Lifesciences Corp.*	245,446
503	IDEXX Laboratories, Inc.*	233,779
780	Intuitive Surgical, Inc.*	240,115
822	Masimo Corp.*	133,033
858	Shockwave Medical, Inc.*	236,027
		1,537,488
Hotels, Restaurants & Leisure 1.7%
1,101	Airbnb, Inc. Class A*	120,857
Number of Shares		Value
Interactive Media & Services 5.5%
2,285	Alphabet, Inc. Class C*	$281,900
4,660	ZoomInfo Technologies, Inc.*	115,242
		397,142
Life Sciences Tools & Services 3.0%
956	Danaher Corp.	219,517
Pharmaceuticals 3.2%
537	Eli Lilly & Co.	230,620
Professional Services 2.9%
751	Paycom Software, Inc.	210,378
Semiconductors & Semiconductor Equipment 21.5%
2,931	Advanced Micro Devices, Inc.*	346,474
1,784	Analog Devices, Inc.	316,999
453	ASML Holding NV	327,487
1,467	NVIDIA Corp.	555,025
		1,545,985
Software 11.3%
681	Intuit, Inc.	285,421
1,235	Palo Alto Networks, Inc.*	263,536
482	ServiceNow, Inc.*	262,584
		811,541
Total Common Stocks (Cost $6,246,675)		6,964,737

Short-Term Investments 3.3%
Investment Companies 3.3%
236,689	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.02%(a) (Cost $236,689)	236,689
Total Investments 100.0% (Cost $6,483,364)		7,201,426
Liabilities Less Other Assets (0.0)%(b)		(1,699)
Net Assets 100.0%		$7,199,727

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2023.
(b)	Represents less than 0.05% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$6,964,737	$—	$—	$6,964,737
Short-Term Investments	—	236,689	—	236,689
Total Investments	$6,964,737	$236,689	$—	$7,201,426

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 91.0%
Beverages 7.3%
70,688	Becle SAB de CV	$166,920
6,542	Keurig Dr Pepper, Inc.	203,587
		370,507
Consumer Staples Distribution & Retail 8.1%
1,529	Dollar Tree, Inc.*	206,231
8,170	Ocado Group PLC*	37,502
1,140	Walmart, Inc.	167,432
		411,165
Diversified Consumer Services 2.4%
9,803	Coursera, Inc.*	124,106
Entertainment 4.0%
755	Spotify Technology SA*	112,420
1,046	Walt Disney Co.*	92,006
		204,426
Financial Services 1.7%
4,257	Toast, Inc. Class A*	89,269
Food Products 3.2%
4,491	Simply Good Foods Co.*	162,529
Health Care Equipment & Supplies 2.9%
820	EssilorLuxottica SA	147,637
Hotels, Restaurants & Leisure 20.7%
4,485	Basic-Fit NV*(a)(b)	171,146
49	Chipotle Mexican Grill, Inc.*	101,748
6,589	Cie des Alpes	100,996
3,842	DraftKings, Inc. Class A*	89,672
8,106	eDreams ODIGEO SA*	44,969
1,243	Las Vegas Sands Corp.*	68,527
639	Marriott International, Inc. Class A	107,218
723	McDonald's Corp.	206,135
20,943	Soho House & Co., Inc.*	126,077
1,052	Travel & Leisure Co.	38,366
		1,054,854
Insurance 4.0%
865	Allstate Corp.	93,809
39,000	ZhongAn Online P&C Insurance Co. Ltd. Class H*(b)	109,822
		203,631
Interactive Media & Services 3.6%
3,885	Match Group, Inc.*	134,033
5,090	Snap, Inc. Class A*	51,918
		185,951
IT Services 1.9%
1,278	Wix.com Ltd.*	97,409
Number of Shares		Value
Leisure Products 0.7%
5,264	Peloton Interactive, Inc. Class A*	$38,322
Pharmaceuticals 2.3%
731	Zoetis, Inc.	119,160
Software 1.8%
8,360	Zuora, Inc. Class A*	90,204
Specialty Retail 15.1%
3,561	Aritzia, Inc.*	91,209
16,572	Farfetch Ltd. Class A*(a)	81,700
383	Home Depot, Inc.	108,561
8,000	Mister Spex SE*	30,742
2,920	Overstock.com, Inc.*	54,692
23,890	RealReal, Inc.*(a)	30,460
2,032	TJX Cos., Inc.	156,037
38,000	Topsports International Holdings Ltd.(b)	29,505
162	Ulta Beauty, Inc.*	66,392
10,899	Warby Parker, Inc. Class A*	119,998
		769,296
Textiles, Apparel & Luxury Goods 8.3%
438	Crocs, Inc.*	49,179
15,000	Li Ning Co. Ltd.	80,455
2,584	Moncler SpA	174,892
1,120	NIKE, Inc. Class B	117,891
		422,417
Wireless Telecommunication Services 3.0%
1,132	T-Mobile U.S., Inc.*	155,367
Total Common Stocks (Cost $5,404,380)		4,646,250
Number of Units
Master Limited Partnerships and Limited Partnerships 3.6%
Hotels, Restaurants & Leisure 3.6%
4,105	Cedar Fair LP (Cost $184,858)	183,165
Number of Shares

Short-Term Investments 11.0%
Investment Companies 11.0%
273,516	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.02%(c)	273,516
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Investment Companies – cont'd
290,138	State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c)(d)	$290,138
Total Short-Term Investments (Cost $563,654)		563,654
Total Investments 105.6% (Cost $6,152,892)		5,393,069
Liabilities Less Other Assets (5.6)%		(285,836)
Net Assets 100.0%		$5,107,233

*	Non-income producing security.
(a)	All or a portion of this security is on loan at May 31, 2023. Total value of all such securities at May 31, 2023 amounted to $272,521 for the Fund.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2023 amounted to $310,473, which represents 6.1% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2023.
(d)	Represents investment of cash collateral received from securities lending.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$3,338,434	65.4%
France	248,633	4.9%
United Kingdom	245,279	4.8%
China	219,782	4.3%
Italy	174,892	3.4%
Netherlands	171,146	3.3%
Mexico	166,920	3.3%
Israel	97,409	1.9%
Canada	91,209	1.8%
Spain	44,969	0.9%
Germany	30,742	0.6%
Short-Term Investments and Other Liabilities—Net	277,818	5.4%
	$5,107,233	100.0%
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$4,646,250	$—	$—	$4,646,250
Master Limited Partnerships and Limited Partnerships#	183,165	—	—	183,165
Short-Term Investments	—	563,654	—	563,654
Total Investments	$4,829,415	$563,654	$—	$5,393,069

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

May 31, 2023
Notes to Schedule of Investments ETF Trustß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Carbon Transition & Infrastructure ETF, Neuberger Berman Commodity Strategy ETF ("Commodity Strategy"), Neuberger Berman Disrupters ETF and Neuberger Berman Next Generation Connected Consumer ETF (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities and master limited partnerships and limited partnerships, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy

Notes to Schedule of Investments ETF Trustß (Unaudited)  (cont’d)
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Commercial Paper. The value of commercial paper generally includes inputs from quoted prices or similar assets, constant maturity curves using coupon, currency, issuer, sector, issuer country, credit rating information, and yield curves using money market rates.
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy

Notes to Schedule of Investments ETF Trustß (Unaudited)  (cont’d)

Commodity Strategy invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Commodity Strategy ETF is and expects to remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.
As of May 31, 2023, the value of Commodity Strategy's investment in the CS Subsidiary was as follows:
Investment in CS Subsidiary	Percentage of Net Assets
$43,388,508	16.8%
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy

Notes to Schedule of Investments ETF Trustß (Unaudited) (cont'd)
Legend

Benchmarks:
LIBOR	= London Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy